PROPERTY AND EQUIPMENT (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Property and equipment, gross	$ 836,438	$ 580,934	$ 580,934
Less accumulated depreciation and amortization	(126,729)	(108,765)	(73,890)
Property and equipment, net	709,709	472,169	507,044
Land [Member]
Property and equipment, gross	312,485	67,088	67,088
Office furniture and equipment [Member]
Property and equipment, gross	13,864	13,864	13,864
Computer equipment and software [Member]
Property and equipment, gross	10,962	10,962	10,962
Land Improvements [Member]
Property and equipment, gross	462,112	452,005	452,005
Land easements [Member]
Property and equipment, gross	$ 37,015	$ 37,015	$ 37,015